Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member] Class 5 Preferred Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income, Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of fiscal year at Mar. 31, 2013			¥ 2,088,135	¥ 6,348,133	¥ 239,571	¥ 1,361,620		¥ 574,347	¥ (3,011)	¥ 333,185
Stock-based compensation (Note 33)				129
Issuance of new shares of common stock by way of exercise of the stock acquisition rights			1,110	1,108
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,015,393					1,015,393
Cash dividends: Common stock-¥14.00 per share in 2014, ¥18.00 per share in 2015 and 2016						(198,191)
Cash dividends: Preferred stock (Class 5)-¥115.00 per share in 2014 and ¥57.50 per share in 2015	(17,940)						¥ (17,940)
Gains (losses) on sales of shares of treasury stock						58
Purchases of shares of treasury stock (Notes 17 and 18)									(74)
Sales of shares of treasury stock									753
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									(178)
Initial subscriptions of noncontrolling interests (Note 2)										237,307
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										2,117
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(48,524)
Decrease in noncontrolling interests related to disposition of subsidiaries										(139)
Changes in a foreign affiliated company's interests in its subsidiary	(3,301)					(3,301)
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. (Note 2)	13,839			13,839						(13,839)
Net income (loss) attributable to noncontrolling interests	67,133									67,133
Dividends paid to noncontrolling interests										(14,347)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	766,936							783,335		(16,399)
Other-net				204						(90)
Balance at end of fiscal year at Mar. 31, 2014	12,751,444	¥ 12,205,040	2,089,245	6,363,413	239,571	2,157,639		1,357,682	(2,510)	546,404
Stock-based compensation (Note 33)				(46)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights			1,025	1,024
Net income attributable to Mitsubishi UFJ Financial Group	1,531,127					1,531,127
Cash dividends: Common stock-¥14.00 per share in 2014, ¥18.00 per share in 2015 and 2016						(254,932)
Cash dividends: Preferred stock (Class 5)-¥115.00 per share in 2014 and ¥57.50 per share in 2015	(8,970)						¥ (8,970)
Purchases of shares of treasury stock (Notes 17 and 18)									(490,076)
Sales of shares of treasury stock									2
Retirement of Class 5 and 11 Preferred stock (Note 17)	(390,001)			(390,001)					390,001
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									62
Initial subscriptions of noncontrolling interests (Note 2)										30,374
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(7,790)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(15,661)
Integration of BTMU's Bangkok Branch with Krungsri (Note 2)	(15,269)			(15,269)						15,269
Net income (loss) attributable to noncontrolling interests	65,509									65,509
Dividends paid to noncontrolling interests										(30,715)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	1,708,161							1,709,573		(1,412)
Other-net				505						298
Balance at end of fiscal year at Mar. 31, 2015	15,281,341	14,679,065	2,090,270	5,959,626	239,571	3,424,864		3,067,255	(102,521)	602,276
Stock-based compensation (Note 33)				1,002
Net income attributable to Mitsubishi UFJ Financial Group	802,332					802,332
Cash dividends: Common stock-¥14.00 per share in 2014, ¥18.00 per share in 2015 and 2016						(251,342)
Gains (losses) on sales of shares of treasury stock						(1,182)
Purchases of shares of treasury stock (Notes 17 and 18)									(200,053)
Sales of shares of treasury stock									2,829
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies									84
Initial subscriptions of noncontrolling interests (Note 2)										28,246
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										8,658
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(54,238)
Decrease in noncontrolling interests related to disposition of subsidiaries										(120)
Effect of adopting new guidance by a foreign affiliated company (Note 14)	(5,585)					5,585		(5,585)
Net income (loss) attributable to noncontrolling interests	(9,094)									(9,094)
Dividends paid to noncontrolling interests										(30,255)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	(732,638)							(760,411)		27,773
Other-net				(1,699)						4,396
Balance at end of fiscal year at Mar. 31, 2016	¥ 14,848,267	¥ 14,270,625	¥ 2,090,270	¥ 5,958,929	¥ 239,571	¥ 3,980,257		¥ 2,301,259	¥ (299,661)	¥ 577,642